SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Jul. 31, 2012
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	18 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years
Fixtures and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	7 years
Fixtures and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	12 years
Other Property and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Other Property and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years